Description of the Plan - Eligibility (Details) - 401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN		12 Months Ended
	Dec. 31, 2024 item	Dec. 31, 2025 Y item
Description of the Plan
Minimum age for Plan eligibility | Y		18
Minimum service period for Plan eligibility | item	1,000	0
Period after which employees gets automatically enrolled		30 days